Stock-Based Compensation Plans - Stock Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock option grants	$ 384	$ 274	$ 220
Annual director stock award	361	343	349
Stock based compensation	$ 745	$ 617	$ 569